Discontinued Operations - Sale of BTS Business Segment - Summary of Discontinued Operations (Details) - USD ($)		6 Months Ended
	Apr. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
(Loss)/profit before income tax		$ (23,582,909)	$ (17,461,027)
Income tax expense / (benefit)		0	0
(Loss)/profit from discontinued operations, net of tax		(1,051,104)	(2,674,520)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		1,320,309	3,661,934
Expenses		(2,505,715)	(2,674,520)
(Loss)/profit before income tax		(1,185,406)	987,414
Income tax expense / (benefit)	$ 0	0	0
(Loss)/profit after income tax from discontinued operations before disposal		(1,185,406)	987,414
Profit on disposal of discontinued operations		134,302	0
Income tax benefit attributable to disposal		0	0
(Loss)/profit from discontinued operations, net of tax		$ (1,051,104)	$ 987,414